INVENTORY (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Cost of sales in inventory	$ 1,152,068	$ 927,912	$ 3,296,218	$ 3,199,976
Reserve inventory write down	$ 176,422	$ 77,047	$ 459,591	$ 199,647